Share capital and warrants - Assumptions used (Details) - Warrant	Dec. 31, 2022 $ / shares Y	May 27, 2022 Y $ / shares
Expected volatility
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation of the warrants exercisable	0.69	0.69
Risk-free interest rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation of the warrants exercisable	0.027	0.04
Expected life
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation of the warrants exercisable | Y	5	4.4
Share price USD
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation of the warrants exercisable | $ / shares	7.15	4.30